Employee costs and share plans for employees, AstraZeneca Extended Incentive Plan (Details) - Astrazeneca Extended Incentive Plan	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)
Share plans
Percentage of awards vest after fifth anniversary from grant date					50.00%	50.00%
Weighted average fair value at beginning of period	£ 55.63	$ 38.46	£ 52.39	$ 38.46
Weighted average fair value - granted	83.86		73.01		£ 52.39		$ 38.46
Weighted average fair value at end of period	£ 57.30	$ 38.46	£ 55.63	$ 38.46	£ 52.39	$ 38.46
Ordinary shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period		282,000		238,000
Number of shares granted		18,000		44,000		238,000
Number of other equity instruments outstanding in share-based payment arrangement at end of period		300,000		282,000		238,000
ADR shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period		65,000		65,000
Number of shares granted						65,000
Number of other equity instruments outstanding in share-based payment arrangement at end of period		65,000		65,000		65,000